FAIR VALUE MEASUREMENTS - Assets and liabilities measured and recorded at fair value on a recurring basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jan. 28, 2025	Dec. 31, 2024
Assets
Investment in equity securities receivable	$ 33,726,399
Liabilities
3(a)(10) Settlement Agreement	3,668,000	$ 3,634,000	$ 11,624,000
Contingent consideration	206,000	417,163
Convertible debt		3,630,000
Recurring
Assets
Investment in equity securities receivable	33,726,399
Forward purchase agreement				$ 1,471,000
Total assets	33,726,399			1,471,000
Liabilities
Derivative liabilities	273,702	234,389		4,229,478
3(a)(10) Settlement Agreement	3,668,000	3,634,000
Contingent consideration	330,226	330,226
Convertible debt	6,189,849	5,321,303		8,542,323
Total liabilities	10,461,777	9,519,918
Recurring | Level 1
Assets
Investment in equity securities receivable	33,726,399
Total assets	33,726,399
Recurring | Level 3
Assets
Forward purchase agreement				1,471,000
Total assets				1,471,000
Liabilities
Derivative liabilities	273,702	234,389		4,229,478
3(a)(10) Settlement Agreement	3,668,000	3,634,000
Contingent consideration	330,226	330,226
Convertible debt	6,189,849	5,321,303		$ 8,542,323
Total liabilities	$ 10,461,777	$ 9,519,918